Financial Information For The Company And Its Subsidiaries (Schedule Of Condensed Consolidating Statement Of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2014	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used for) provided by operating activities		$ 118,812	$ 104,032	$ 197,937
Purchases of property and equipment		(44,952)	(43,968)	(55,801)
Capitalized software		(5,086)	(5,235)	(7,928)
Acquisition of trademarks	$ 65,000	(65,065)	0	(5,000)
Investment in nonconsolidated affiliate		(7,000)	0	0
Intercompany investing			0	0
Net proceeds from sale of subsidiaries		10,120	69,347	0
Net cash (used for) provided by investing activities		(111,983)	20,144	(68,729)
Borrowings under revolving credit agreement		867,000	1,129,000	805,000
Repayments under revolving credit agreement		(874,000)	(1,227,000)	(901,000)
Dividends paid		(12,237)	(12,105)	(12,011)
Payments of Debt Issuance Costs		(2,618)	0	0
Issuance of common stock under share-based plans, net		443	804	(1,700)
Tax benefit related to share-based plans		929	3,439	944
Proceeds from Contributions from Affiliates		0	50	0
Net cash provided by (used for) financing activities		(20,483)	(105,812)	(108,767)
Effect of exchange rate changes on cash and cash equivalents		(1,489)	(4,041)	100
Decrease in cash and cash equivalents		(15,143)	14,323	20,541
Cash and cash equivalents at beginning of period		82,546	68,223	47,682
Cash and cash equivalents at end of period		67,403	82,546	68,223
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used for) provided by operating activities		(11,728)	60,886	54,388
Purchases of property and equipment		(7,129)	(5,595)	(10,132)
Capitalized software		(4,834)	(4,920)	(7,925)
Acquisition of trademarks		(65,065)		0
Intercompany investing		(2,314)	(1,128)	5,043
Net proceeds from sale of subsidiaries		0
Net cash (used for) provided by investing activities		(79,342)	(11,643)	(23,100)
Borrowings under revolving credit agreement		867,000	1,129,000	805,000
Repayments under revolving credit agreement		(874,000)	(1,227,000)	(901,000)
Dividends paid		(12,237)	(12,105)	(12,011)
Payments of Debt Issuance Costs		(2,618)
Issuance of common stock under share-based plans, net		443	804	(1,700)
Tax benefit related to share-based plans		929	3,439	944
Proceeds from Contributions from Affiliates			0
Intercompany financing		125,444	56,619	77,479
Net cash provided by (used for) financing activities		104,961	(49,243)	(31,288)
Decrease in cash and cash equivalents		13,891		0
Cash and cash equivalents at beginning of period		0		0
Cash and cash equivalents at end of period		13,891	0
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Acquisition of trademarks				0
Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used for) provided by operating activities		99,709	62,603	92,634
Purchases of property and equipment		(33,067)	(34,606)	(38,767)
Capitalized software		(194)	(193)	0
Acquisition of trademarks				0
Intercompany investing		(124)	(247)	(3,814)
Net proceeds from sale of subsidiaries		0	0
Net cash (used for) provided by investing activities		(33,385)	(35,046)	(34,953)
Proceeds from Contributions from Affiliates			0
Intercompany financing		(66,324)	(27,557)	(58,459)
Net cash provided by (used for) financing activities		(66,324)	(27,557)	(58,459)
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Decrease in cash and cash equivalents		0	0	(778)
Cash and cash equivalents at beginning of period		0	0	778
Cash and cash equivalents at end of period		0	0	0
Non-Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used for) provided by operating activities		30,831	(19,457)	50,915
Purchases of property and equipment		(4,756)	(3,767)	(6,902)
Capitalized software		(58)	(122)	(3)
Acquisition of trademarks				(5,000)
Investment in nonconsolidated affiliate		(7,000)
Intercompany investing		2,438	1,375	(1,229)
Net proceeds from sale of subsidiaries		10,120	69,347
Net cash (used for) provided by investing activities		744	66,833	(10,676)
Proceeds from Contributions from Affiliates			50
Intercompany financing		(59,120)	(29,062)	(19,020)
Net cash provided by (used for) financing activities		(59,120)	(29,012)	(19,020)
Effect of exchange rate changes on cash and cash equivalents		(1,489)	(4,041)	100
Decrease in cash and cash equivalents		(29,034)	14,323	21,319
Cash and cash equivalents at beginning of period		82,546	68,223	46,904
Cash and cash equivalents at end of period		$ 53,512	$ 82,546	$ 68,223